Expense Example - Kurv Technology Titans Select ETF [Member]	Jul. 03, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 101
Expense Example, with Redemption, 3 Years	$ 379